Note 19 - Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Off-balance sheet lending commitments and guarantee business [Line Items]
Movements in financial assets including new business		€ (160)	[1],[2]	€ 99	[3],[4]
Transfers due to changes in creditworthiness		0		0	[3],[4]
Changes in models	[3],[4]			0
Foreign exchange and other changes		2	[1],[2]	9	[3],[4]
Provision for Credit Losses excluding country risk	[5]	(160)	[1],[2],[6]	99	[3],[4],[7],[8]
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Movements in financial assets including new business		(39)	[1],[2]	21	[3],[4]
Transfers due to changes in creditworthiness	[3],[4]			12
Changes in models	[3],[4]			0
Foreign exchange and other changes	[3],[4]			4
Provision for Credit Losses excluding country risk	[3],[4],[5],[7],[8]			33
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Movements in financial assets including new business		(3)	[1],[2]	(1)	[3],[4]
Transfers due to changes in creditworthiness		(4)	[1],[2]	(15)	[3],[4]
Changes in models	[3],[4]			0
Foreign exchange and other changes		(2)	[1],[2]	3	[3],[4]
Provision for Credit Losses excluding country risk	[5]	(7)	[1],[2],[6]	(16)	[3],[4],[7],[8]
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Movements in financial assets including new business		(118)	[1],[2]	78	[3],[4]
Transfers due to changes in creditworthiness		(7)	[1],[2]	3	[3],[4]
Changes in models	[3],[4]			0
Foreign exchange and other changes		3	[1],[2]	3	[3],[4]
Provision for Credit Losses excluding country risk	[5]	(125)	[1],[2],[6]	82	[3],[4],[7],[8]
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Movements in financial assets including new business		0		0	[3],[4]
Transfers due to changes in creditworthiness		0		0	[3],[4]
Changes in models	[3],[4]			0
Foreign exchange and other changes		0		0	[3],[4]
Provision for Credit Losses excluding country risk		€ 0		€ 0	[3],[4],[5],[7],[8]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[7]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[8]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models